Submission	Dec. 03, 2024
Submission [Line Items]
Central Index Key	0000040729
Registrant Name	ALLY FINANCIAL INC.
Registration File Number	333-268013
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES